AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 24, 2009

 REGISTRATION NOS. 333 -122901
 811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 58	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 62	☒

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Paul, Hastings Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, CA 90071

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐ on _______________, pursuant to paragraph (b) of Rule 485; or
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐ on _________ pursuant to paragraph (a)(1) of Rule 485; or
☒ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐ on _________ pursuant to paragraph (a)(2) of Rule 485; or
☐ on  __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[ LOGO ]

Liberty Street Horizon Fund

Class A Shares
Class C Shares
Institutional Class Shares

PROSPECTUS
July xx, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1

Liberty Street Horizon Fund
A series of the Investment Managers Series Trust (the “Trust”)

Table of Contents

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	3
PRINCIPAL RISKS OF INVESTING IN THE FUND	6
PERFORMANCE	10
FEES AND EXPENSES	12
MANAGEMENT OF THE FUND	15
PURCHASE OF SHARES	17
OTHER INFORMATION	31
FINANCIAL HIGHLIGHTS	32
PRIVACY NOTICE	34
FOR MORE INFORMATION	36

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Liberty Street Advisors, Inc., the Fund’s Advisor (the "Advisor"), or the Fund’s distributor. This Prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

2

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The Fund seeks to achieve long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees of the Fund without a shareholder vote.

Principal Investment Strategies

The Fund pursues its investment objective by primarily investing in U.S. and foreign equity stocks. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”). The Fund’s investments in foreign equity stocks will primarily be purchased in developed markets, although it may also purchase foreign equity stocks in emerging markets pursuant to its investment strategy.

The Fund may also invest up to 20% of its assets in fixed income securities with maturities typically between one year and ten years, which may include debt securities that are rated below investment grade, or unrated securities that Horizon Asset Management, Inc. (“Horizon” or “Sub-Advisor”), the Fund’s sub-advisor, deems to be of comparable quality.

The Fund may use certain derivative instruments, such as writing and selling options, for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. The Fund may also lend its portfolio securities to generate additional income.

The Sub-Advisor’s Process. Horizon’s general investment philosophy begins with the acknowledgement that the greatest determining factor of a portfolio’s long-term, successful performance is the reduction of risk. Many investment professionals measure risk in degrees of prior volatility; Horizon assesses risk in terms of the probability of permanent capital loss (as opposed to periodic quotational loss). It is generally understood that equity investing is an inherently risky exercise; yet it is less understood that investment returns are asymmetrical, meaning that negative returns require larger off-setting positive returns just to break even. Horizon believes that whenever a portion of long-term savings is to be put at risk, it should be invested with the least risk of capital loss. Horizon invests in opportunities in the full spectrum of available securities that it believes have the most favorable risk/reward characteristics. Where appropriate, Horizon also employs periodic hedging and other risk reduction techniques, including the use of fixed income securities where the risk/reward attributes are favorable.

The majority of the Fund’s assets are managed using Horizon’s core value strategy, as described below. In addition, portions of the Fund’s assets are managed by Horizon using its research strategy, and also may be invested in specialty stocks that Horizon believes maintain the most favorable risk/reward characteristics. Horizon may allocate assets of the Fund across the above strategies in order to best implement its investment philosophy.

Horizon’s Core Value Strategy. Horizon’s core value strategy relies on its in-house research to identify companies possessing very particular, often distinctive and under-appreciated business models. The strategy focuses on businesses that tend to be relatively protected from severe price competition or technological obsolescence which, as a consequence, Horizon believes can sustain high returns on equity.

Horizon does not screen for quantitative value measures. Horizon often invests in out-of-favor companies, applying its research capabilities to distinguish between permanent and transitory problems, and exercises the patience to await the resolution of the latter. Selections are not constrained by arbitrary or non-investment considerations and therefore will include a variety of market capitalizations as well as companies outside the U.S., though typically the majority of stocks held by the Fund will tend to be larger U.S. companies. Portfolio holdings will not ordinarily include shares that rely on a catalyst, thereby avoiding what is often referred to as the “value trap.” Rather, holdings reflect a focus on a company’s ability to continue to compound earnings as the result of its core business.
3

Horizon’s security selection is based upon a strategic and financial, or “bottom up” analysis of each company. However, as unusually favorable risk/reward opportunities are often the product of dislocation in a particular sector, weightings can reflect businesses subject to similar conditions. Thus, core value holdings frequently contain themes, with allocations of 25% or more in one area. This presents an opportunity to own shares below what Horizon considers to be intrinsic value and can represent a second margin of safety in addition to the compounding manifested by the superior business model.

Horizon’s Research Strategy. In utilizing its research strategy, Horizon selects a wide variety of investments in the areas of: catalyst driven and event driven opportunities, distressed securities, companies that it believes have certain assets whose true values are not fully reflected on the balance sheets, and securities with pricing anomalies and other areas of inefficiency.

Unlike Horizon’s core value strategy which typically requires a proven history of high and sustainable returns on invested capital, Horizon’s research strategy has a higher tolerance for companies that may not have as extensive operating histories. Horizon considers not only a company’s current ability to produce high sustainable returns on invested capital but also the company’s future potential to increase that rate of return. In many instances, the portfolio will invest in less mature companies in the process of developing a superior product or market niche. These companies can be smaller in size and may employ leverage to assist in rapid expansion opportunities or enhance returns on invested capital. In many cases, the portfolio may invest in companies that are the subject of significant questions by Wall Street surrounding the companies’ going concern status. In rare instances, companies emerging from bankruptcy may also be purchased in this strategy. Appropriately, the holdings in the research strategy will tend to be more volatile while offering higher return potential given their earlier stage in the business cycle.

Horizon’s Sell Discipline. For each strategy, Horizon evaluates securities for sale as fundamentally as it does for purchase. Its primary reasons for selling a security are as follows:

•	expectations have been met or exceeded and it becomes appropriate to realize gains;

•	the risk/reward characteristics have changed and no longer meet the Fund’s investment guidelines;

•	an additional investment idea, with more favorable risk/reward characteristics, has been identified creating a need for cash; or

•	Horizon has misjudged or otherwise found an omission in its original analysis.

4

Cash and Temporary Defensive Positions. The Fund intends to hold some cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses. In addition, when the risk/reward profile for common stocks or fixed income instruments appears unfavorable, or when price valuations are not attractive, Horizon will allow its cash position to increase rather than purchase stocks that fail to meet its investment criteria. In addition, there may be times when the Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities or other defensive investments for temporary defensive purposes. During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving the Fund’s assets. To the extent the Fund uses a money market fund for investment of cash, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

5

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Principal Investment Risks

Management Risk. The Fund’s success depends largely on Horizon’s ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in “favor.” In addition, there is the risk that the strategies, research or analytical techniques used by the Fund’s portfolio managers and/or their security selection may fail to produce the intended result.

General Market Risk. In general, a company’s stock value is affected by activities specific to the company as well as general market, economic and political conditions. The net asset value per share (“NAV”) and investment return of the Fund will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund or the Fund could underperform other investments. Other general market risks include:

•	The market may not recognize what Horizon believes to be the true value potential of the stocks held by the Fund;

•	The earnings of the companies in which the Fund invests may not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;

•	Horizon’s judgment as to the growth potential or value of a stock may prove to be wrong; and

•	A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

Small- and Medium-Sized Companies Risk. The Fund may invest in any size company, including small- and medium-sized companies.  Investments in smaller capitalized companies may involve greater risks than large-capitalized companies, such as limited product lines, markets and financial or managerial resources. Investments in small- and medium-sized companies may be more volatile than investments in larger companies because short-term changes in the demand for the securities of smaller companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more in response to selling pressure. The smaller the company, the greater effect these risks may have on that company’s performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Initial Public Offerings Risk. The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.
6

Distressed Securities Risk. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market prices of such securities to reflect their intrinsic values.

Foreign Securities Risk. The Fund’s investments in foreign securities will have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
Fluctuations in currency exchange rates and currency transfer restrictions may adversely affect the value of the Fund’s investments in foreign securities which are denominated or quoted in currencies other than the U.S. dollar;

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

•	Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders.

Foreign securities may trade on U.S. or European exchanges in the form of American, European or International depositary receipts (“ADRs,” “EDRs” and “IDRs,” respectively). Although depositary receipts have similar risks to the securities they represent, they may also involve higher expenses and be less liquid than the underlying securities listed on an exchange. In addition, depositary receipts may not pass through voting and other shareholder rights.

Emerging Markets Risk. To the extent that the Fund invests in emerging markets, an investment in the Fund may have the following additional risks:
7

•	Information about the companies in these countries is not always readily available;

•	Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets;

•	Greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

•
The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries; and

•	Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Derivatives Risk. Derivatives can be volatile and involve various types and degrees of risks, including leverage, credit and liquidity risk. The Fund could experience a significant loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds. The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. The Fund may invest in debt securities that are issued by U.S. Government sponsored entities. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Government National Mortgage Association, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are supported only by the credit of the issuing agencies, such as Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”), are subject to a greater degree of credit risk as they are not backed by the full faith and credit of the U.S. Government.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity's obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.
8

Prepayment or Call Risk. Issuers may prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

Lower-Rated Securities Risk. Debt securities rated below investment grade (often called “junk bonds”) generally have greater credit risk than higher-rated securities. Companies issuing high yield, fixed-income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings. These factors could affect such companies’ abilities to make interest and principal payments and ultimately could cause such companies to stop making interest and/or principal payments. In such cases, payments on the securities may never resume, which would result in the securities owned by the Fund becoming worthless.

The prices of high yield, fixed-income securities may fluctuate more than higher-quality securities, which could subject the Fund to a greater risk of loss. Such securities are more sensitive to developments affecting the company’s business and are more closely linked with the company’s stock prices than higher-quality securities. In addition, high yield securities generally may also be less liquid than higher-quality securities. The Fund may have difficulty selling these securities promptly at acceptable prices.

Diversification Risk. The Fund is classified as non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. However, the Fund will comply with certain diversification requirements imposed by the Internal Revenue Code.

Securities Lending Risk. The Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through a securities lending arrangement, in an amount no more than 33 1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). Securities lending transactions will be fully collateralized at all times with cash and/or short-term obligations. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent the proceeds from the sale of the collateral are less than the repurchase price, the Fund would suffer a loss if forced to sell such collateral in this manner.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment;

•	Are willing to accept the risks of investing in equity securities;

•	Are pursuing a long-term investment goal; and

•	Are willing to accept higher short-term risk.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries;

9

•	Need regular income or stability of principal; or

•	Are pursuing a short-term investment goal.

PERFORMANCE

The historical information shown below from May 4, 2007 through ________ xx, 2009 reflects the historical performance of the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Predecessor Fund”.)  Effective as of the close of business on _______ xx, 2009, the Predecessor Fund was reorganized into the Fund.  The Predecessor Fund and the Fund have identical investment objectives and strategies and are managed by the same investment advisor and sub-advisor.  The performance information provided below indicates some of the risks of investing in the Fund by showing the performance of the Predecessor Fund.   The table below illustrates the Predecessor Fund’s total return compared with a broad-based securities index.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Fund may not perform at the same level in the future.  Please note that this performance information is not of the Fund offered in this Prospectus, but rather a Predecessor Fund with identical investment objectives , investment policies and strategies.

The bar chart does not reflect sales loads; if it did, total returns would be lower than those shown. The table below shows how Fund performance compares to relevant index information (which unlike the Fund, does not reflect fees or expenses). The table includes the effects of maximum sales loads. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). The returns shown reflect a fee waiver/expense limitation. See the following page for more information.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown only for Class A and after-tax returns for the other classes will vary.

Annual Total Return For Institutional Class Shares

For each calendar year at NAV

Bar chart:
12/31/08       -58.40%

Institutional Class
Highest Calendar Qtr Return at NAV (non-annualized):	xx.xx%	Quarter Ended x/x/08
Lowest Calendar Qtr Return at NAV (non-annualized):	-xx.xx%	Quarter Ended x/x/08

10

Average Annual Total Returns for the Periods Ended December 31, 2008
(Returns Include Payment of Maximum Sales Charge)

	1 year	Since Inception (5/4/07)
Return Before Taxes
Class A	-58.41%	-36.57%
Class C	-58.68%	-36.98%
Institutional Class	-58.40%	-36.61%
Return After Taxes on Distributions
Institutional Class	X.XX%	X.XX%
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	X.XX%	X.XX%
S&P 500 Index(1) (Reflects No Deductions for Fees, Expenses or Taxes)

(1)  The S&P 500 Index is an unmanaged index of stocks.  It is not possible to invest directly in an index.

11

FEES AND EXPENSES

The following tables describe the various fees and expenses that you may pay if you invest in the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)*
	A Shares	C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.75%(1)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase or redemption proceeds)	1.00%(2)	0.75%(3)	None
Redemption Fee (as a percentage of amount redeemed)	1.00%(4)	1.00%(4)	1.00%(4)
ANNUAL FUND OPERATING EXPENSES(5) (expenses that are deducted from Fund assets)
	A Shares	C Shares	Institutional Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses(6):	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.66%	2.16%	1.41%
Fee Waiver and Expense Reimbursement	(0.16%)	(0.16%)	(0.16%)
Net Expenses(7) (8)	1.50%	2.00%	1.25%

* The Fund’s transfer agent charges a $15 fee ($20 for Saturday delivery) for redemption proceeds paid via wire transfer or in check form sent via overnight delivery.  There is also a $15 annual maintenance fee on retirement accounts and a $15 fee for each redemption from a retirement account.

(1)	No initial sales charge is applied to purchases of $1 million or more.

(2)	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.

(3)	A CDSC of 0.75% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

(4)	Shares redeemed within 90 days of purchase will be charged a fee of 1.00% of the current net asset value of shares redeemed, subject to limited exceptions.

(5)	Based on amounts incurred during the Fund’s fiscal year ended April 30, 2008, stated as a percentage of average daily net assets.

(6)
Other Expenses include acquired fund fees and expenses (“AFFE”). AFFE reflect the pro rata portion of the fees and expenses charged by any investment companies or private investment pools in which the Fund may invest. AFFE were less than 0.01% during the most recent fiscal year.

(7)
Based on a fee reduction or reimbursement agreement effective through August 31, 2010, the Advisor has agreed to reduce Fund expenses to the extent that the total annual fund operating expenses of A Shares, C Shares and Institutional Shares exceed 1.50%, 2.00% and 1.25%, respectively (the “Expense Caps”) (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses). The fee reduction or reimbursement agreement may be changed or eliminated with the consent of the Board of Trustees at any time.

12

(8)
Pursuant to the fee reduction or reimbursement agreement, if the Total Annual Fund Operating Expenses for a class are below the relevant Expense Cap, the Advisor may recapture any fees it has waived or any expenses that it has borne during the three-year period following such waiver or reimbursement, provided that such recapturing by the Advisor does not cause the Fund to exceed the Expense Cap or any other applicable expense limit that is in place for the Fund.

13

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividend and capital gains are reinvested and that the Fund's operating expenses (assuming fee waivers in each period) remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
A Shares	$620	$959	$ 1,320	$ 2,334
C Shares	$203	$661	$1,145	$2,480
Institutional Shares	$127	$431	$756	$1,677

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
A Shares	$620	$959	$ 1,320	$ 2,334
C Shares	$203	$661	$1,145	$2,480
Institutional Shares	$127	$431	$756	$1,677

14

MANAGEMENT OF THE FUND

The Fund is a series of Investment Managers Series Trust (the “Trust”), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the “Board”). The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Advisor and Sub-Advisor

The Fund’s investment advisor is Liberty Street Advisors, Inc., 125 Maiden Lane, 6th Floor, New York, NY 10038 (the “Advisor” or “Liberty Street”). As the Fund’s investment advisor, Liberty Street provides investment advisory services to the Fund, including: (i) designing the Fund’s initial investment policies and developing evolutionary changes to such policies as appropriate for presentation to the Board; (ii) providing overall supervision for the general management and operations of the Fund; (iii) monitoring and supervising the activities of Horizon Asset Management, Inc. (the “Sub-Advisor” or “Horizon”); and (iv) providing related administrative services. As of March 31, 2009 the Advisor had no assets under management other than the Liberty Street Horizon Fund.

For providing services to the Fund, the Advisor receives an annual advisory fee equal to 1.00% of average daily net assets of the Fund. The Advisor pays a portion of this fee to Horizon.

Subject to the general oversight of the Board and the Advisor, the Fund’s Sub-Advisor, Horizon Asset Management, Inc., 470 Park Avenue South, 4th Floor South, New York, NY 10016 is registered as an investment adviser with the SEC, and is responsible for the day-to-day management of the Fund’s portfolio, selection of the Fund’s portfolio investments and supervision of its portfolio transactions. Horizon provides investment advisory services for investment companies, institutional clients and high net worth individuals. As of XXXXX, 2009, Horizon had approximately $XX.X billion in assets under management.

A discussion summarizing the basis of the Board’s approval of the investment advisory agreement between the Trust and the Advisor and the sub-advisory agreement between the Advisor and Horizon will be included in the Fund’s [semi-annual] report for the period ended ____________, 2009.

Portfolio Managers

Steven M. Bregman and Murray Stahl of Horizon are the lead portfolio managers for the Fund. Mr. Bregman has the responsibility for the day-to-day portfolio management of the Fund, including the responsibility to implement trades on behalf of the Fund and to oversee all investment decisions for the Fund. Mr. Stahl generally oversees research, investment ideas and overall portfolio structure, and is authorized to execute transactions on behalf of the Fund in Mr. Bregman’s absence.

Mr. Bregman is a co-founder of Horizon and has been its President and Chief Operating Officer since 1994. Mr. Stahl is a co-founder of Horizon and has been its Chairman and Chief Executive Officer since 1994. Messrs. Bregman and Stahl have been portfolio managers of the Fund since its inception.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
15

Fund Expenses

The Fund pays for its expenses out of its own assets. Expenses of each share class include the portion of the Fund's expenses and Trust expenses that are allocated among the Fund and all other funds of the Trust, allocable to that class. The Advisor or other service providers may arrange to reduce all or any portion of their fees and reimburse certain expenses of the Fund or class. Any fee reduction or expense reimbursement increases the Fund’s investment performance for the period during which the fee reduction or reimbursement is in effect. The Advisor's current contractual fee reduction or reimbursement agreement is effective through August 31, 2010, but may be changed at any time with the consent of the Board. After August 31, 2010, the agreement may be continued, changed or eliminated with the consent of the Board. The Advisor is entitled to recapture fees it has waived or reimbursed for a period of three years following such fee waiver or reimbursement, provided that the recapture by the Advisor will not cause the total operating expense ratio to exceed the contractual expense limit in place at the time of such fee waiver or reimbursement or as may then be in place for the Fund.

16

PURCHASE OF SHARES

General

This Prospectus offers three classes of shares of the Fund, designated as Class A Shares, Class C Shares and Institutional Class Shares.

•	Class A Shares generally incur sales loads at the time of purchase.
•	Class C Shares may incur sales loads at the time of redemption and are subject to higher ongoing distribution fees and service fees.
•	Institutional Class Shares incur no sales loads.

By offering multiple classes of shares, the Fund permits each investor to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares. As described more fully below, each class of shares offers a distinct structure of sales loads, distribution fees and service fees and other features that are designed to address the needs of a variety of investors.

Each class of shares generally has the same rights, except for the differing sales loads, distribution fees, service fees, any related expenses associated with each class of shares, and the exclusive voting rights by each class with respect to any distribution plan or service plan for such class of shares.

To the extent allowed by applicable law, the Fund reserves the right to discontinue offering shares at any time or to cease operating entirely.

Pricing Fund Shares

The offering price of the Fund's shares is based upon the net asset values per share (“NAV”) (plus sales charges, as applicable). The differences between the classes' NAVs reflect the daily expense accruals of the distribution fees applicable to Class A Shares and Class C Shares.

The NAV for each class of shares of the Fund is determined once daily as of the close of the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading. NAV for each class is determined for the Fund by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of shares outstanding in such class.

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (OTC) market in which such securities are trading, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on NASDAQ are valued at the NASDAQ Official Closing Price produced by NASDAQ each business day. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at fair value considering prices for securities of comparable maturity, quality, and type.  Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.
17

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s NAVs are not calculated and on which the Fund does not effect sales and redemptions of its shares.

The Fund calculates its NAVs and effects sales and redemptions of its shares as of the close of trading on the NYSE each day the NYSE is open for trading. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed, as described below. Such calculation does not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation.

NYSE Holiday Schedule. The NYSE is open every weekday, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

Transactions through Third Parties. Certain financial institutions may be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund. If you invest through a broker or other financial institution, the policies of and fees (other than sales charges) charged by that institution may be different than those of the Fund. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Fund may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares and it may sponsor various educational activities held by the financial institutions. Certain financial institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through such companies. The Advisor or the Fund (if approved by the Board) may pay fees to these financial institutions for their services. The Advisor may also compensate a financial institution for providing certain marketing support services, including finder’s fees, third party marketing services, business planning assistance, advertising, educating personnel of the financial institution about the Fund and shareholder financial planning needs, providing placement on the financial institution’s list of offered funds, counseling on the preparation of sales material and presentations and access to sales meetings, and arranging access to sales representatives and management representatives of the financial institution. Such payments may create an incentive for the financial institutions to recommend that you purchase Fund shares. For additional information, please refer to the Fund’s SAI.

Anti-Money Laundering Program. Customer identification and verification are part of the Trust’s overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.
18

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s SAI.

How To Buy Shares

Foreside Fund Services, LLC, the Fund’s principal underwriter (the “Distributor”), acts as the Fund’s distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Advisor, Sub-Advisor or their affiliates.

How to Make Payments. Unless purchased through a third-party financial institution, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s check or traveler’s check).

Checks. For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”), or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Liberty Street Horizon Fund” or to one or more owners of the account and endorsed to “Liberty Street Horizon Fund.” For all other accounts, the check must be made payable on its face to “Liberty Street Horizon Fund.”

Regular Mail	Overnight Delivery
Liberty Street Horizon Fund	Liberty Street Horizon Fund
P.O. Box 2175	803 West Michigan Street
Milwaukee, WI 53201	Milwaukee, WI 53233-2301

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

ACH. ACH refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.

All checks submitted for the purchase of shares must be in U.S. dollars and must be drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

The transfer agent will charge a fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.
19

The transfer agent currently charges $15.00 for each redemption from an IRA account and $15.00 for each payment by wire.  A $15.00 fee is charged for redemption proceeds sent via overnight delivery, unless it is for Saturday delivery, in which case the fee is $20.00.  There is also a $15.00 annual maintenance fee charged on retirement accounts.

A Medallion signature guarantee must be obtained in those instances that require that a signature is guaranteed.

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you will be asked to provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box may not be accepted. The Fund reserves the right to close your account if this information is not provided. If the Fund does not have a reasonable belief of the identity of a customer, the account will be closed or will not be allowed to perform a transaction until such information is received. The Fund also reserves the right to close the account (minus any applicable sales or other charges) within 5 business days or take any other action required by law.

Minimum Investments. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
A Shares and C Shares
Standard Accounts	$2,500	$100
Traditional and Roth IRA Accounts	$2,500	$100
Accounts with Systematic Investment Plans	$2,500	$100
Qualified Retirement Plans	$2,500	$100
Institutional Shares
All Accounts	$1,000,000	$100,000

No initial or subsequent investment minimum is required for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans like 401(k) retirement plans. In addition, for financial institutions making investments for a group of clients, the initial or subsequent investment minimum can be met through an aggregated purchase order for more than one client. No initial or subsequent investment minimum is required for Trustees or officers of the Trust, directors, officers and employees of the Advisor or the Distributor or any of their affiliates, or the spouse, life-partner, or minor children under 21 of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person, or the estate of any such person. The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by the Trust's officers.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
•  Instructions must be signed by all persons required to sign exactly as their names appear on the account.
•  Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

20

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
•  Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity.
•  Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
•  The trust must be established before an account can be opened.
•  Provide the first and signature pages from the trust document identifying the trustees.
•  Provide a power of attorney or similar document for each person that is authorized to open or transact business in the account if not a trustee of the trust.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial advisor. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank.

If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust’s Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Limitations on Frequent Purchases and Redemptions. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund’s policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders. The Fund does not permit market timing and does not accommodate frequent purchases or redemptions.
21

The Fund focuses on identifying frequent redemption transactions which may be harmful to the Fund or its shareholders. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel, restrict, or reject without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

The Fund’s investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAVs of the Fund’s shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAVs. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may price foreign securities using fair valuation in such instances and may undertake other measures to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The Fund’s investment in securities of smaller companies may make the Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

Policy on Prohibition on Foreign Shareholders. The Fund requires that all shareholders must be a U.S. citizen or a resident alien residing in the U.S. or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Fund.

Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Advisor Contact your advisor using the method that is most convenient for you.	Through a Financial Advisor • Contact your advisor using the method that is most convenient for you.
By Check
•  Call or write us for an account application.
•  Complete the application (and other required documents).
•  Mail us your application (and other required documents) and a check.

Regular Mail
Liberty Street Horizon Fund
P.O. Box 2175
Milwaukee, WI 53201
By Check • Fill out an investment slip from a confirmation or write us a letter. • Write your account number on your check. • Mail us the slip (or your letter) and the check.

22

Overnight Delivery
Liberty Street Horizon Fund
803 West Michigan Street
Milwaukee, WI 53233-2301

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire
•  Call or write us for an account application.
•  Complete the application (and other required documents).
•  Call us to fax the completed application (and other required documents) and we will assign you an account number.
•  Mail us your original application (and other required documents).
•  Instruct your financial institution to wire your money to us.
By Wire • Call to notify us of your incoming wire. • Instruct your financial institution to wire your money to us.
By ACH Payment
•  Call or write us for an account application.
•  Complete the application (and other required documents).
•  Call us to fax the completed application (and other required documents) and we will assign you an account number.
•  Mail us your original application (and other required documents).
•  We will electronically debit the purchase amount from the financial institution account identified on your account application.

By ACH Payment (For Systematic Investments)
•  Complete the systematic investment section of the application.
•  Attach a voided check to your application.
•  Mail us the completed application and voided check.
•  We will electronically debit the purchase amount from the financial institution account identified on your account application.

Systematic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase due to nonpayment.

Selling Shares

The Fund processes redemption orders received in good order promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Advisor
• Contact your advisor by the method that is most convenient for you.

23

By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required).
• Obtain other documentation (if required).
• Mail us your request and documentation.

Regular Mail	Overnight Delivery
Liberty Street Horizon Fund	Liberty Street Horizon Fund
P.O. Box 2175	803 West Michigan Street
Milwaukee, WI 53201	Milwaukee, WI 53233-2301

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire or ACH

•  Wire or ACH redemptions are only available if your redemption is for $5,000 (except for systematic withdrawals) or more and you did not decline wire or ACH redemption privileges on your account application.

• Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”). or
• Mail us your request (See “By Mail”).
By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application).
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application.
Systematically
• Complete the systematic withdrawal section of the application.
• Attach a voided check to your application.
• Mail us your completed application.
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your account application

Wire or ACH Redemption Privileges. You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

Telephone Redemption Privileges. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Fund by telephone, you may send your redemption order to the Fund via regular or overnight delivery.
24

Systematic Withdrawals. You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $50.

Signature Guarantee Requirements. To protect you and the Fund against fraud, signatures on certain requests must have a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following (the following situations apply if you are requesting the transaction directly through the Fund):

•	Written requests to redeem $100,000 or more;

•	Changes to a shareholder’s record name;

•	Redemptions from an account for which the address or account registration has changed within the last 30 days;

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; or

•	Adding or changing ACH or wire instructions, telephone redemption options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on all redemptions.

Redemption Fee. The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 90 days from the date of purchase. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the earliest purchase date of shares held in the account is used to determine applicability of redemption fees. The Fund reserves the right to waive redemption fees, withdraw waivers, or otherwise modify the terms of or terminate the redemption fee in its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•	Redemptions of shares purchased through a dividend reinvestment program;

25

•	Redemptions pursuant to a systematic withdrawal plan;

•	Redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and

•	Involuntary redemptions due to low account balances.

Certain financial institutions that collect a redemption fee on behalf of the Fund may not recognize one or more of the exceptions to the redemption fee listed above. Customers purchasing shares through a financial institution should contact the institution or refer to the customer’s account agreement or plan document for information about how the redemption fee for transactions for the institution’s omnibus account or the customer’s account is treated and about the availability of the exceptions to the imposition of the redemption fee.

Small Accounts. If the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts or accounts with systematic investment plans) with respect to A Shares and C Shares, the Fund may ask you to increase your balance. If, after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts or accounts with systematic investment plans) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares and C Shares, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value. There are no minimum balance requirements for Qualified Retirement Accounts. The Fund will not assess a redemption fee on shares involuntarily redeemed due to low account balances.

Redemptions In Kind. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions “in kind” usually do not occur unless the amount to be redeemed is large enough to affect the Fund’s operations (for example, if it represents more than 1.00% of the Fund’s assets).

Lost Accounts. The transfer agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost”, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but may be held in an account for a period of time until the transfer agent locates you.

Choosing a Share Class

The Fund offers three classes of shares, each of which is designed for specific investors. Sales charges and fees may vary considerably between the Fund’s classes. You should carefully consider the differences in the fee and sales charge structures. Please review the Fee Table and Sales Charge Schedules before investing in the Fund. You may also want to consult with a financial advisor in order to help you determine which class is most appropriate for you. The following is a summary of the differences between A Shares, C Shares, and Institutional Shares of the Fund:

A Shares	C Shares	Institutional Shares
• Designed for retail investors	• Designed for retail investors
•  Designed for institutions (financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts, corporate benefit plans, clients of the Advisor, trustees or officers of the Trust, directors, officers, employees of the Advisor, the Distributor or any of their affiliates or the spouse, life-partner, or minor children under 21 of such persons

26

• Initial sales charge of 4.75% or less • No initial sales charge applied to purchases of $1 million or more	• No initial sales charge	• No initial or deferred sales charge
•  Deferred sales charge of 1.00% on purchases of $1 million or more on all fund shares liquidated in whole or in part within 12 months of purchase
•  Rule 12b-1 distribution fee equal to 0.25% of the class’ average daily net assets

•  Deferred sales charge of 0.75% on purchases of fund shares liquidated in whole or in part within 12 months of purchase
•  Rule 12b-1 distribution fee equal to 0.75% of the class’ average daily net assets
•  Higher expense ratio than A Shares due to higher Rule 12b-1 distribution fee
• No Rule 12b-1 distribution/service fee • Lower expense ratio than A Shares and C Shares because no Rule 12b-1 distribution fees

For further information on sales charges can be found on the Fund’s website http://www.libertystreetfunds.com, or please call xxx-xxx-xxxx, or consult with your financial advisor.

Sales Charge Schedule—A Shares. An initial sales charge is assessed on purchases of A Shares as follows:

	Sales Charge (Load) as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)	Broker/Dealer Reallowance %
Less than $50,000	4.75%	4.99%	4.00%
At least $50,000 but less than $100,000	4.50%	4.71%	3.75%
At least $100,000 but less than $250,000	3.50%	3.63%	3.00%
At least $250,000 but less than $500,000	2.50%	2.56%	2.00%
At least $500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and greater(2)	0.00%	0.00%	0.00%

(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.

(2)
No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the offering price will be charged on purchases of $1 million or more that are redeemed in whole or in part within twelve months of purchase.

27

The offering price for A Shares includes the relevant sales charge. The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the previous tables.

The Advisor or the Distributor pays a sales commission of up to 1.00% of the offering price of A shares to brokers that initiate and are responsible for purchases of $1 million or more as follows:

Sales Commission as % of Public Offering Price:
Aggregate Amount of Purchase(1)		Sales Commission
$1,000,000 but less than $5,000,000	1.00%
$5,000,000 but less than $10,000,000	0.75%	of the amount over $5,000,000 plus $50,000
$10,000,000 but less than $15,000,000	0.50%	of the amount over $10,000,000 plus $87,500
$15,000,000 and greater	0.25%	of the amount over $15,000,000 plus $112,500

(1)	Sales commissions will be calculated at the rate indicated in the table above based on the aggregate, not incremental, purchase amount.

Reduced Sales Charges—A Shares. You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution’s transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund (as of the Fund’s prior business day) that were purchased previously for accounts (a) (i) in your name, (ii) in the name of your spouse, (iii) in the name of you and your spouse, or (iv) in the name of your minor child under the age of 21, and (b) sharing the same mailing address (“Accounts”).

To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

•	Information or records regarding A Shares held in all accounts in your name at the transfer agent;

•	Information or records regarding A Shares held in all accounts in your name at a financial intermediary; and

•	Information or records regarding A Shares for accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $50,000 or more in the Fund’s A Shares in accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction. If incurred, these charges may be deducted directly from your account. Accounts subject to the LOI must be specifically identified in the LOI.
28

Elimination of Initial Sales Charges—A Shares. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares’ distributions. No sales charge is assessed on purchases made for investment purposes by:

•	A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC;

•
Any bank, trust company, savings institution, registered investment adviser, financial planner or financial institution on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

•
Trustees and officers of the Trust, directors, officers and full-time employees of the Advisor, the Sub-Advisor, the Distributor, any of their affiliates or any organization with which the distributor has entered into a dealer agreement, the spouse, life partner, or minor children under 21 of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person;

•	Any person who is reinvesting dividends or distributions; or

•	Any person purchasing $1 million or more in A Shares.

The Fund requires appropriate documentation of an investor’s eligibility to purchase or redeem A Shares without a sales charge. Any shares of the Fund so purchased may not be resold except to the Fund.

Contingent Deferred Sales Charge Schedule—A Shares and C Shares. A CDSC of 1.00% of the purchase or sales price, whichever is less, is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Fund. A CDSC of 0.75% of the purchase or sales price, whichever is less, is assessed on redemptions of C Shares that are liquidated in whole or in part within twelve months of purchase for the Fund.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

Waivers of CDSC. A CDSC will not be assessed on redemptions of A Shares or C Shares purchased by:

•	A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC;

•
Any bank, trust company, savings institution, registered investment advisor, financial planner or financial institution on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee; or

29

•
Trustees and officers of the Trust, directors, officers and full-time employees of the Advisor, the Sub-Advisor, the Distributor, any of their affiliates or any organization with which the Distributor has entered into a dealer agreement, the spouse, life partner, or minor children under 21 of any such person, any trust or individual retirement account or self-employed retirement plan for the benefit of any such person, or the estate of any such person.

Rule 12b-1 Distribution Fees. The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder service-related services provided by such entities, an aggregate fee equal to 0.25% annually of the average daily net assets of A Shares and an aggregate fee equal to 0.75% annually of the average daily net assets of C Shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution or service activity.

Payments under the 12b-1 Plans are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the Advisor, Distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Fund’s Class C shares, brokers may receive a sales commission in amounts up to 0.75% of the amount invested by their clients in the Class C shares of the Fund. To recoup these up-front payments, the Advisor or Distributor, as applicable, receives all of the 12b-1 fees during the first year. After one year, broker-dealers or financial advisors receive the entire ongoing 12b-1 fees associated with their clients’ investments. Up-front payments to broker-dealers or financial advisors are financed solely by the Advisor or the Distributor and are not financed by investors or the Fund.

Because the Fund pays distribution and/or service fees on an ongoing basis, your investment cost over time will increase and may be higher than paying other types of sales charges.

Retirement Accounts

You may invest in Fund shares through IRA accounts sponsored by the Advisor, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

30

OTHER INFORMATION

Distributions

The Fund declares distributions from net investment income annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions of the Fund are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for any Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash. The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder and subject to certain other limitations.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents, in substance, a return of your investment.

The sale of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount realized from the sale and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale and as short-term capital gain or loss if you held the Fund shares for one year or less. Any capital loss arising from the sale of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number, social security number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.
31

Organization

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders’ meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Predecessor Fund’s financial performance. Certain information reflects financial results for a single Predecessor Fund class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Predecessor Fund class, assuming reinvestment of all dividends and distributions. The information for the fiscal period ended April 30, 2008 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the annual report, which is available upon request.

	Selected Data For A Single Share
		Investment Operations
	Net Asset Value, Beginning of period	Net Investment Income (Loss)(b)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Total Distributions to Shareholders	Redemption Fees(b)		Net Asset Value, End of Period
A Shares
May 4, 2007(a) through April 30, 2008	$10.00	0.05		(0.64)	(0.59)	(0.02)	(0.02)	—	(g)	$9.39
C Shares
May 24, 2007(a) through April 30, 2008	$10.05	—	(g)	(0.71)	(0.71)	(0.02)	(0.02)	0.01		$9.33
Institutional Shares
July 11, 2007(a) through April 30, 2008	10.79	0.05		(1.44)	(1.39)	(0.04)	(0.04)	(0.01)		9.37

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)	Not annualized for periods less than one year.

(d)	Total return excludes the effect of the applicable sales load.

(e)	Annualized for periods less than one year.

(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

(g)	Less than $0.01.

32

Other Information
		Ratios to Average Net Assets(e)

Total Return(c)(d)	Net Assets at End of Period (000’s Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(f)	Portfolio Turnover Rate(c)

(5.94)%	$17,506	0.48%	1.50%	3.64%	29%

(7.02)%	$11,580	(0.05)%	2.00%	4.19%	29%

(12.88)%	31,788	0.68%	1.25%	2.59%	29%

33

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS IS NOT A PART OF THE PROSPECTUS

34

Advisor
Liberty Street Advisors, Inc.
125 Maiden Lane, 6th Floor
New York, New York 10038

Independent Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

35

Liberty Street Horizon Fund
A series of the Investment Managers Series Trust

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

The SAI is available free of charge on the Fund’s website at http://www.libertystreetfunds.com.  You can obtain a free copy of the SAI, request other information, or make general inquiries about the Fund by contacting a broker that sells the Fund or by calling the Fund (toll-free) at (888) xxx-xxxx or by writing to:

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233-2301

You may review and copy information including the Fund's Shareholder Reports and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:
•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811- 21719)

36

Statement of Additional Information

Liberty Street Horizon Fund
a series of Investment Managers Series Trust

___________, 2009

Liberty Street Horizon Fund
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53202
1-xxx-xxx-xxxx

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated XXXX, 2009, for the Liberty Street Horizon Fund (the “Fund”), a series of Investment Managers Series Trust (the “Trust”).  Liberty Street Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund.  A copy of the Fund’s Prospectus is available by calling the above number.

The Fund is a newly created fund and has not commenced operations as of the date of this SAI, but will be the successor to the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Predecessor Fund”), as described in this SAI.  The financial statements of the Predecessor Fund are incorporated by reference from Forum Funds Trust’s Annual Report to Shareholders for the fiscal year ended April 30, 2008 (file Nos. 333-17217 and 811-07953).  To obtain a free copy of the above-referenced Annual Reports, please call 1-xxx-xxx-xxxx or visit www._______________.

Table of Contents

GLOSSARY	2
GENERAL INFORMATION	3
INVESTMENT POLICIES AND RISKS	4
INVESTMENT LIMITATIONS	17
MANAGEMENT OF THE FUND	18
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	22
INVESTMENT ADVISORY AGREEMENT	23
DISTRIBUTION AND SERVICE	26
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION	27
REDEMPTION OF SHARES	30
FEDERAL INCOME TAX MATTERS	31
FUND PERFORMANCE	34
OTHER INFORMATION	35
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	37
APPENDIX B – PROXY VOTING PROCEDURES OF HORIZON ASSET MANAGEMENT, INC.	42

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

“Advisor” means Liberty Street Advisors, Inc., the Fund’s investment advisor.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Fund” means Liberty Street Horizon Fund, a series of the Trust.

“Independent Trustee” means a Trustee that is not an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of The McGraw-Hill Companies.

“Sub-Advisor” means Horizon Asset Management, Inc., the Fund’s sub-advisor.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and includes rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and includes rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and includes rules and regulations as promulgated thereunder.

GENERAL INFORMATION

The Trust (formerly, the Claymore Trust) is an open-end management investment company organized as a statutory trust under the laws of the State of Delaware on February 15, 2005.  The Trust changed its name to Investment Managers Series Trust on December 3, 2007.  The principal offices of the Trust are located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.  This SAI relates only to the Fund and not to the other series of the Trust.

Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Predecessor Fund”).

The Fund intends to commence operations on or about _________, 2009, the date of the acquisition of the assets and liabilities of Liberty Street Horizon Fund (the “Predecessor Fund”), a series of the Forum Funds Trust.  As of the date of the acquisition, all of the holders of issued and outstanding Class A, Class C and Institutional Class shares of the Predecessor Fund will receive Class A, Class C and Institutional Class, as applicable, of the Fund.  The Fund has the same investment objective, policies and strategies as the Predecessor Fund.  As compared to the Fund, the Predecessor Fund had a different board of trustees and some different service providers.  The Fund’s fiscal year end is April 30, same as the Predecessor Fund’s fiscal year end.  The Fund is classified as non-diversified for purposes of the 1940 Act.

Liberty Street Advisors, Inc. serves as the Fund's investment advisor. The principal offices of the Advisor are located 125 Maiden Lane, 6th Floor, New York, NY 10038.  Horizon Asset Management, Inc. serves as the Fund's sub-advisor. The principal offices of the Sub-Advisor are located 470 Park Avenue South, 4th Floor South, New York, NY 10016.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest ("shares"), par value $0.01 per share, which can be divided into series, such as the Fund, and further sub-divided into classes. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires the Board of Trustees of the Trust (the "Board of Trustees" or the "Board") to use its best efforts to include a clause to that effect in every agreement entered into by the Trust or any of its series, and indemnifies shareholders against any such liability.

The Fund currently offers three classes of shares: A Shares, C Shares and Institutional Shares. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of shares of the Fund generally is identical in all respects to the other classes of the Fund except that each class of shares is subject to its own sales charge schedule and its own distribution and service expenses. Each class of shares also has exclusive voting rights with respect to its distribution and shareholder service fees.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class on matters affecting an individual class of shares. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution or service fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in the Prospectus or herein, shares of the Fund do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.

The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may, by written request, require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares of each series then outstanding cast in person or by proxy at such meeting. The Fund will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act, or rules or regulations promulgated by the SEC.

In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund’s net assets after all debts and expenses of the Fund have been paid. The liquidation proceeds to holders of classes of shares with higher distribution fees and shareholder service fees are likely to be less than the liquidation proceeds to holders of classes of shares with lower distribution fees and shareholder service fees.

The Board of Trustees may amend the Declaration of Trust in any manner without shareholder approval, except that the Board of Trustees may not adopt any amendment adversely affecting the rights of shareholders without approval by a majority of the affected shares outstanding and entitled to vote (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the Board of Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on one or more of the Trustees without approval from each affected shareholder or Trustee, as the case may be.

Statements contained in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI forms a part, each such statement being qualified in all respects by such reference.

INVESTMENT POLICIES AND RISKS

Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage are meant to describe the spectrum of investments that the Sub-Advisor in its discretion might, but is not required to, use in managing the Fund’s portfolio assets. The Sub-Advisor may in its discretion at any time employ such practice, technique or instrument for the Fund.  Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund’s performance.

The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility.  This financial crisis has caused a significant decline in the value and liquidity of many securities.  These market conditions may continue or get worse.  Because the situation is unprecedented and widespread, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these events.

Common and Preferred Stock

General. The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities

General. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Security Ratings Information. Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Sub-Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Sub-Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. The price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants and Rights

General. The Fund may invest in warrants and rights. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

Risks. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. The Fund may invest in depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.

Risks. Unsponsored depositary receipts are created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Non-Publicly Traded Securities and Private Placements

The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. Investments by the Fund in non-publicly traded securities and private placements may be limited to the Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

Distressed Investments

The Fund may invest in securities of companies that are in financial distress (i.e., involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Fund will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by Horizon. To the extent that Horizon becomes involved in such proceedings, Horizon may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Foreign Securities

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets. The Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, or state governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Fixed Income Securities

U.S. Government Securities. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association (“FNMA”) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation (“FHLMC”) securities).

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity's obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Non-investment grade securities. The Fund may invest in non-investment grade securities. Non-investment grade securities (commonly called “high yield bonds”) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may sometimes fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Interest Rate and Economic Risk. As with all debt securities, the market prices of high yield securities tend to decrease when interest rates rise and increase when interest rates fall. The prices of high yield securities also will fluctuate greatly during periods of economic uncertainty and changes resulting in changes in the Fund’s net asset value. During these periods, some highly leveraged high yield securities issuers may experience a higher incidence of default due to their inability to meet principal and interest payments, projected business goals or to obtain additional financing. In addition, the Fund may need to replace or sell a junk bond that it owns at unfavorable prices or returns. Accordingly, those high yield securities held by the Fund may affect its net asset value and performance adversely during such times.

In a declining interest rate market, if an issuer of a high-yield security containing a redemption or call provision exercises either provision, the Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. While it is impossible to protect entirely against this risk, diversification of the Fund’s investment portfolio and the Sub-Advisor’s careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the Fund’s investment portfolio.

Securities Ratings and Credit Risk. Securities ratings are based largely on the issuer’s historical financial information and the rating agencies’ investment analysis at the time of rating. Credit ratings usually evaluate the safety of principal and interest payment of debt securities, such as high yield securities, but may not reflect the true risks of an investment in such securities. A reduction in an issuer’s credit rating may cause that issuer’s high yield securities to decrease in market value. Also, credit rating agencies may fail to change the credit ratings to reflect subsequent events. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

The Sub-Advisor continually monitors the investments in its respective investment portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Sub-Advisor primarily relies on its own credit analysis, including a study of existing debt, capital structure, ability to service debt and pay dividends, sensitivity to economic conditions and other factors in its determination.

Liquidity Risk and Valuation. The market for high yield securities tends to be less active and primarily dominated by institutional investors compared to the market for high-quality debt securities. During periods of economic uncertainty or adverse economic changes, the market may be further restricted. Under these conditions, the Fund may have to dispose of its high yield securities at unfavorable prices or below fair market value. In addition, during such times, reliable objective information may be limited or unavailable and negative publicity may adversely affect the public’s perception of the junk bond market. The Board, the Advisor, or the Sub-Advisor may have difficulty assessing the value of high yield securities during these times. Consequently, any of these factors may reduce the market value of high yield securities held by the Fund.

Other Fixed Income Securities. The Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g., the European Currency Unit).

Additional Risks of Fixed Income Securities

General. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer’s ability to pay, when due, the principal of and interest on its fixed income securities.

Credit. The Fund’s investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for interest income and capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers’ creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately.  The Sub-Advisor may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer’s current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Sub-Advisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. The Fund’s investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Sub-Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Sub-Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

Foreign Securities Risks. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities” above.

Illiquid and Restricted Securities

General. The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Risks. Certain risks are associated with holding illiquid and restricted securities. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Sub-Advisor to be liquid, can become illiquid.

Determination of Liquidity. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. The Advisor oversees the Sub-Advisor in determining and monitoring the liquidity of the portfolio securities and reports periodically on its decisions to the Board  Although no definitive liquidity criteria are used, the Sub-Advisor, subject to the Advisor’s supervision, to look to such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods.

Illiquid securities will usually be priced at fair value as determined in good faith by the Board of Trustees or its delegate.  If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Options and Futures

General. The Fund may purchase or write put and call options: (1) for investment purposes to enhance the Fund’s performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase or in order to offset the effects of general stock market movements.

Specifically, the Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund may be traded on an exchange or over-the-counter.

Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) offsetting (“covered”) positions; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. Offsetting covered positions may include holding the underlying securities or holding other offsetting liquid securities believed likely to substantially replicate the movement of the option investment. Offsetting covered positions also may include an offsetting option. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets (“Segregated Assets”). Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and therefore the Fund is not subject to registration or regulation as a pool operator under the CEA.

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices. An index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index cash options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. An index cash option involves the delivery of cash equal to the difference between the exercise price and the closing price of the index.

Risks. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Sub-Advisor’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

Futures Contracts. The Fund may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.” Thereafter, the Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index. The Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Fund’s net assets.

To the extent the Fund enters into a stock index futures contract, it will segregate assets with its custodian bank (to the extent required by the rules of the SEC) to cover its obligations. Such assets may consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Futures. Although the Fund may purchase and sell stock index futures contracts to hedge against declines in market value of its portfolio securities, the use of these instruments involves certain risks. Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Fund’s investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon Horizon’s ability to predict correctly movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that Horizon’s judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on the Fund’s strategies for hedging its securities.

Swaps. The Fund may engage in swaps, including, but not limited to, interest rate, currency and equity swaps, and the purchase or sale of related caps, floors, collars and other derivative instruments. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Horizon is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under IRS rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the IRS.

Equity swaps or other swaps relating to securities or other instruments are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. Horizon will closely monitor, subject to the oversight of the Advisor and the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions. To the extent that the Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund’s net assets.

Open-End and Closed-End Investment Companies

General. The Fund may invest in shares of registered and unregistered open-end and closed-end investment companies consistent with its investment objectives and strategies. The Fund may invest in money market mutual funds, pending investment of cash balances. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.  Under the 1940 Act, the Fund may invest its assets in any investment company, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company and the Fund complies with certain additional restrictions.  This restriction may not apply to the Fund’s investments in money market mutual funds and affiliated funds (i.e., other series of the Trust), if the Fund’s investments fall within the exceptions set forth under SEC rules.

Risks. The Fund, as a shareholder of another investment company, will bear its pro rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Equity Securities – Foreign Securities Risks” above.

Exchange-Traded Index Securities. Subject to the limitations on investment in investment company securities and its own investment objectives, the Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

Foreign Currencies Transactions

General. Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Risks. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Sub-Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

Borrowing

The Fund may borrow money from a bank in amounts up to 33  1/3% of total assets at the time of borrowing. The Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Securities Lending and Repurchase Agreements

The Fund may lend portfolio securities in an amount up to 33  1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

When loaning portfolio securities, the Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Thereafter, collateral will be maintained in an amount at least equal to 100% of the current market value of the loaned securities. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund will limit the value of its repurchase agreements in accordance with Subchapter M of the Code.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund in an amount equal to the repurchase price. Such assets will be liquid, unencumbered and marked-to-market daily and will be maintained in accordance with pertinent positions of the SEC.

Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

When-Issued Securities

The Fund may purchase securities offered on a “when-issued” basis (including a delayed delivery basis). Securities purchased on a “when-issued” basis are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

Temporary Defensive Position

The Fund may assume a temporary defensive position and may invest without limit in high quality, short-term debt instruments or other defensive investments. The instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

Core and Gateway®

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS

The Fund operates under the following fundamental policies that, except as otherwise noted, cannot be changed with respect to the Fund without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund’s voting securities present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund may not:

1.	Issue senior securities nor borrow money, except that the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

2.
Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

3.
Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions or (b) as otherwise permitted by applicable law.

4.
Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry; (c) invest in securities that are secured by real estate or interests therein; (d) purchase and sell mortgage-related securities; (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities; and (f) invest as otherwise permitted by applicable law.

5.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

6.
Make loans of money or property to any person, except: (a) to the extent that securities or interests in which the Funds may invest are considered to be loans; (b) through the loan of portfolio securities in an amount up to 33 1/3% of such Fund’s total assets; (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

Industry Classification

In applying the Fund’s fundamental policy concerning industry concentration described above, it is a matter of non-fundamental policy that investments in certain broader categories of companies will not be considered to be investments in the same industry, for example: technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries.

MANAGEMENT OF THE FUND

Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board of Trustees.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, co-administrators, distributor, custodian and transfer agent.  The day-to-day operations of the Trust are delegated to its officers, except that the Advisor is responsible for making day-to-day investment decisions in accordance with the Fund’s investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

The Trustees and officers of the Trust, their years of birth and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years. Charles H. Miller, Ashley Toomey Rabun and William H. Young are all of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act (collectively, the "Independent Trustees").

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Charles H. Miller[a] (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a provider of technology and services to asset management firms (1997-present).	5	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	5	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	5	None.
Interested Trustees:
John P. Zader [a] † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	5	None.
Eric M. Banhazl[b]† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	5	None.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Christine P. Ritch, JDb (born 1961) Chief Compliance Officer	Since March 2008	Of Counsel, Cipperman & Company (2007 – present); Principal, Christine P. Ritch, Esquire (2006 – present); Senior Counsel, PFPC Inc. (1999 – 2005).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Ms. Ritch: 40 Boyden Road, Wrentham, MA 02093.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC,  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Compensation

Each Independent Trustee receives $5,000 from the Trust for each meeting attended (except that the Chairperson receives $6,000 for each meeting attended) and $1,000 from the Trust for each telephonic meeting attended in the discretion of the Chairperson.  The Audit Committee chairman receives an additional $500 for each Audit Committee meeting attended.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[1]
Independent Trustees
Charles H. Miller, Trustee	$XXXX	None	None	$20,000
Ashley Toomey Rabun, Trustee and Chairperson	$XXXX	None	None	$24,000
William H. Young, Trustee and Audit Committee Chair	$XXXX	None	None	$22,000
[1]	Estimated annual compensation.

Board Committees

The Board of Trustees has three standing committees: the Audit Committee, Nominating and Governance Committee, and Valuation Committee.

The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to assist the Board’s oversight of the integrity of the Fund’s pricing and financial reporting. The Audit Committee is comprised of all of the Independent Trustees.  It does not include any Interested Trustees.  The Audit Committee typically meets at least twice per year with respect to the Fund.  The Audit Committee has met once with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer.  The QLCC meets as needed.  The QLCC has not met with respect to the Fund.

The Nominating and Governance Committee (the “Nominating Committee”) is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets at least annually.  The Nominating Committee will consider nominees properly recommended by the Fund’s shareholders.  Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Trust’s Secretary.  The Independent Trustees comprise the Nominating Committee.  The Nominating Committee has not met with respect to the Fund.

The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed by the Board. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees.  The Valuation Committee has not met with respect to the Fund.

Fund Shares Beneficially Owned by Trustees.  As of the date of this SAI, no Trustees, including the Independent Trustees, beneficially owned shares of the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Charles H. Miller, Independent Trustee	None	None
Ashley Toomey Rabun, Independent Trustee	None	None
William H. Young, Independent Trustee	None	None
John P. Zader, Interested Trustee	None	None
Eric M. Banhazl, Interested Trustee	None	None

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

Because the Fund is a newly formed fund that has yet to commence investment operations as of the date of this SAI, no person owned of record or beneficially 5% or more of the outstanding shares of any class of shares of the Fund.

The Trustees and officers of the Trust as a group did not own any shares of the Fund.  Furthermore, neither the Independent Trustees, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s distributor, Foreside Fund Services, LLC (the “Distributor”), or any affiliate of the Advisor or Distributor.

Code of Ethics

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor has adopted a code of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor, Sub-Advisor and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. Each Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, each of the Advisor and Sub-Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions.  Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.  Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

Shareholder Communications

Shareholders may send communications to the Board of Trustees. Shareholders should send communications intended for the Board by addressing the communications to the Board, in care of the Secretary of the Trust and sending the communication to 2220 E. Route 66, Suite 226, Glendora, CA  91740. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The Secretary of the Trust may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to the Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Fund or is otherwise ministerial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

INVESTMENT ADVISORY AGREEMENT

The Advisor

The Advisor, Liberty Street Advisors, Inc., serves as investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (an “Advisory Agreement”).  Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund.

The Advisor is a corporation operating under the laws of New York. The Advisor is privately owned with the controlling interests held by Raymond A. Hill III, James T. Celico, Timothy Reick, Victor J. Fontana and Scott Daniels.

Sub-Advisor

Horizon Asset Management, Inc. (“Horizon”) is the Sub-Advisor for the Fund.  Subject to the oversight of the Board and the Advisor, the Sub-Advisor makes decisions regarding the investment and reinvestment of the Fund’s assets.

The Sub-Advisor is a corporation operating under the laws of New York. The Sub-Advisor is independent and privately owned with the controlling interest held by active employees, namely Steven M. Bregman, Peter B. Doyle, Thomas C. Ewing, John Meditz, and Murray Stahl.

Fees

For services rendered by the Advisor under the Advisory Agreement, the Fund pays the Advisor a fee, payable monthly, in an annual amount equal to 1.00% of the Fund's average daily net assets.  The Sub-Advisor’s fee is calculated as a percentage of the Fund’s average daily net assets but is paid by the Advisor and not the Fund.

The following table shows the dollar amount of fees paid to the Advisor with respect to the Predecessor Fund, the amount of fee that was reduced or reimbursed by the Advisor, if any, and the actual fees received by the Advisor.

	Advisory Fee Accrued	Advisory Fee Reduced or Reimbursed	Advisory Fee Retained
For the year ended April 30, 2009	pending	pending	pending
From May 4, 2007* through April 30, 2008	$199,285	$199,285	$0

*Commencement of operations for the Predecessor Fund.

The Advisor has contractually agreed to waive its fees and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Fund to 1.50%, 2.00% and 1.25% of the average daily net assets for Class A Shares, Class C Shares and Institutional Shares, respectively.  This agreement will remain in effect until August 31, 2010.  Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor so requests.  Such reimbursement may be requested from the Fund by the Advisor in the event that the total annual fund operating expenses are less than the contractual limit.  The Advisor may seek reimbursement in an amount up to the difference between the contractual limit and the total annual fund operating expenses, but in no case will the reimbursement amount exceed the total amount of fees waived or expenses paid by the Advisor and will not include any amounts previously reimbursed.  No reimbursement will cause the total annual fund operating expenses paid by the Fund to exceed the contractual limit of the Fund in place at the time the Advisor waived fees or paid Fund expenses, and such reimbursement may not be paid prior to the Fund’s payment of current operating expenses.  The Advisor may seek reimbursement for fees waived or expenses paid for a period of three years from the date the fees were waived or expenses were paid.

The Advisory Agreement dated xxxx, 2009 for the Fund will remain in effect for an initial two-year period ending xxxx, 2011.  The Advisory Agreement will continue from year to year thereafter if approved annually (i) by the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Trustees who are not "interested persons" of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement provides that in the absence of a breach of fiduciary duty with respect to the receipt of compensation for services or willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties and obligations, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

In addition to receiving its advisory fee from the Fund, the Advisor or Sub-Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Advisor or Sub-Advisor with assets invested in the Fund, the Advisor or Sub-Advisor will credit an amount equal to all or a portion of the fees received by the Advisor or Sub-Advisor against any investment management fee received from you.

Because the Fund has not yet commenced operations, no fees have been paid by the Fund as of the date of this SAI.

Portfolio Managers

The following information regarding Steven M. Bregman and Murray Stahl, the lead portfolio managers of the Fund, has been provided by the Sub-Advisor as of April 30, 2009.

Other Accounts Managed by the Portfolio Managers

Steven M. Bregman
With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies
Other pooled investment vehicles
Other advisory accounts

Murray Stahl
With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies		$		$
Other pooled investment vehicles		$		$
Other advisory accounts				$$0

Potential Conflicts of Interest

Horizon’s portfolio managers are responsible for managing the Fund, as well as other accounts, including separate accounts and other pooled investment vehicles. The portfolio managers may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Fund or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. Horizon has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. Horizon seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Horizon has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Portfolio Manager Compensation

As of April 30, 2009, the portfolio managers are compensated with a cash percentage of the Sub-Advisor’s profits, which is based on equity participation of the portfolio managers in the Sub-Advisor. The portfolio managers are also equity owners of Horizon, however, they are not entitled to any deferred benefits. The portfolio managers’ compensation arrangements are not based on account performance.

Portfolio Managers Ownership in the Fund

Messrs. Bregman and Stahl do not have any beneficial ownership in the Fund as of April 30, 2009.

Co-Administration Agreement

UMB Fund Services, Inc. (“UMBFS”) and Mutual Fund Administration Corporation (“MFAC”) serve as co-administrators (“Co-Administrators”) for the Fund pursuant to a Co-Administration Agreement.  The Co-Administrators provide certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including NAVs and yield; arranging for the maintenance of books and records of the Fund; and providing, at their own expense, office facilities, equipment and personnel necessary to carry out their duties.  In this capacity, the Co-Administrators do not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

As compensation for their services, the Fund pays the Co-Administrators an administration fee payable monthly at the annual rate set forth below as a percentage of the Fund’s average daily net assets

Net Assets	Rate
First $150 million	0.10%
Next $100 million	0.08%
Thereafter	0.05%

UMBFS also acts as the Fund’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements.

Because the Fund is a newly formed fund that has yet to commence operations, the Fund has not paid any fees to the Co-Administrators as of the date of this SAI.

DISTRIBUTION AND SERVICE

Foreside Fund Services, LLC, the Distributor (also known as principal underwriter) of the shares of the Fund is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated XXXXXXX, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” and collectively, the “Financial Institutions”) for distribution of shares of the Fund. With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Fund and/or the Advisor typically enter into such agreements (see also “Purchases through Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from the Advisor and/or the Fund. These Financial Institutions may otherwise act as processing agents and are responsible for transmitting purchase, redemption and other requests to the Fund.  Pursuant to the Distribution Agreement, the Distributor receives, and may re-allow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares and C Shares.

Rule 12b-1 Plan

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “Payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 0.75% of the average daily net assets of C Shares of the Fund. The Payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plan is a core component of the ongoing distribution of A Shares and C Shares.

The plan provides that Payees may incur expenses for distribution and service activities including but not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of the Fund’s shares, and (2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to the Fund’s shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to the Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Advisor or others in connection with the offering of the Fund’s shares for sale to the public.

The plan requires the Payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.  The plan obligates the Fund to compensate a Payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A Shares or C Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to the Fund’s A Shares or C Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund’s A Shares or C Shares.

Because the Fund is a newly formed fund that has yet to commence operations, the Fund has not paid any fees under Rule 12b-1 Plan as of the date of this SAI.

The following table shows the dollar amount of fees payable by the Predecessor Fund, pursuant to the Distribution Plan, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The amounts stated below were compensations to Broker/Dealers and the Advisor.

From May 4, 2007* through April 30, 2008	Fee Accrued	Fee Waived	Fee Received
A Shares	$16,518	$0	$16,518
C Shares	$30,380	$0	$30,380

*Commencement of operations for the Predecessor Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Sub-Advisor is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund.  Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities.  In executing transactions, the Sub-Advisor seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Sub-Advisor generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Sub-Advisor may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Sub-Advisor under the Sub-Advisory Agreement, and the Sub-Advisor’s fees will not necessarily be reduced as a result of the receipt of such supplemental information.  Such information may be useful to the Sub-Advisor in providing services to clients other than the Fund, and not all such information is used by the Sub-Advisor in connection with the Fund.  Conversely, such information provided to the Sub-Advisor by brokers and dealers through whom other clients of the Sub-Advisor effect securities transactions may be useful to the Sub-Advisor in providing services to the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Advisor, investments of the kind made by the Fund may also be made by those other accounts.  When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Sub-Advisor to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.  In rare instances, the Sub-Advisor may effect trades between one client and another, if in the best interest of both parties.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Sub-Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Sub-Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Sub-Advisor may place portfolio transactions for the Fund with brokerage firms participating in the distribution of the Fund’s shares if it reasonably believes that the quality of execution and the commission are comparable to those available from other qualified firms.  The Sub-Advisor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. To the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Sub-Advisor may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services.

The Sub-Advisor may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies.  The Sub-Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Sub-Advisor are the respective sizes of the Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

The following table lists each broker to whom the Predecessor Fund directed brokerage during the past fiscal year in return for research services, the amount of transactions so directed and the amount of commissions generated there from.

	Broker Name	Amount Directed	Amount of Commissions Generated
For the period ended April 30, 2009	pending	pending	pending
From May 4, 2007* through April 30, 2008	N/A	$0	$0

*Commencement of operations for the Predecessor Fund.

Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. Under normal circumstances, the Sub-Advisor is a long-term investor with holdings periods for stocks of one to five years, therefore on average, the annual portfolio turnover is expected to be less than 25%.

Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the ten brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

The following table lists the regular brokers and dealers of the Predecessor Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the predecessor Fund’s holdings of those securities as of the Predecessor Fund’s most recent fiscal year.

Regular Broker/Dealer	Value of Securities Held (000’s Omitted)
pending	pending

SHAREHOLDER SERVICES

The Fund offer a number of shareholder services designed to facilitate investment in Fund shares at little or no extra cost to the investor. Below is a description of such services.

Investment Account

Each shareholder has an investment account under which the shareholder's shares of the Fund are held by UMBFS. UMBFS performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts. Except as described in the Prospectus dated xxxx, 2009 and this SAI, after each share transaction in an account, the shareholder receives a statement showing the activity in the account.  Each shareholder who has an account in a Fund will receive statements quarterly from UMBFS showing any reinvestments of dividends and capital gain dividends and any other activity in the account since the preceding statement.  Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gain dividends and systematic purchases or redemptions.  Additional shares may be purchased at any time through authorized dealers or by mailing a check and detailed instructions directly to UMBFS.

Share Certificates

The Fund does not issue share certificates.

Retirement Plans

Eligible investors may establish individual retirement accounts ("IRAs"); Simplified Employee Pension plans; or other pension or profit sharing plans.  Documents and forms containing detailed information regarding these plans are available from the Distributor.

Automated Clearing House ("ACH") Deposits

Shareholders can use ACH to have redemption proceeds up to $100,000 deposited electronically into their bank accounts.  Redemption proceeds transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. To utilize this option, the shareholder's bank must be a member of ACH.  In addition, the shareholder must fill out the appropriate section of the account application form. The shareholder must also include a voided check or deposit slip from the bank account into which redemption proceeds are to be deposited together with the completed application.  Once the shareholder service agent has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption.  Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing UMBFS or by calling (xxx) xxx-xxxx.

Systematic Withdrawal Plan

A shareholder may establish a monthly, quarterly, semiannual or annual withdrawal plan if the shareholder owns shares in a single account valued at $10,000 or more at the next determined NAV at the time the plan is established. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. The plan holder may arrange for periodic checks or for payment to be deposited directly into their bank account in any amount not less than $100. Such a systematic withdrawal plan may also be maintained by an investor purchasing shares for a retirement plan and may be established on a form made available by the Fund.  See "Shareholder Services--Retirement Plans."

Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment.  Dividends and capital gain distributions should be reinvested in accounts with a systematic withdrawal plan.  Reinvestment will occur at the next determined NAV.  If periodic withdrawals continuously exceed reinvested dividends and capital gain dividends, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.  Redemptions made concurrently with the purchase of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges.  Gain or loss may be realized by the shareholder for federal income tax purposes upon redemption of shares. See "Federal Income Taxation."  The Fund reserves the right to amend or terminate the systematic withdrawal program upon 30 days’ notice to its shareholders.

REDEMPTION OF SHARES

Redemptions are not made on days during which the New York Stock Exchange (the "Exchange") is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

In addition, if the Board of Trustees determines that payment wholly or partly in cash would be detrimental to the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC.  A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed to the same extent that a cash distribution would result in gain or loss, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder's disposition of such securities.

Waiver of Contingent Deferred Sales Charge

As described in the Fund’s Prospectus under "Redemption of Shares," redemptions of Class C Shares will be subject to a contingent deferred sales charge ("Class C CDSC").  The Class C CDSC is waived on redemptions of Class C Shares in the circumstances described below.

Redemption Upon Death or Disability

The Fund will waive the Class C CDSC on redemptions following the death or disability of a Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration."  While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the Class C CDSC.

In cases of death or disability, the Class C CDSC will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability.  This waiver of the Class C CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

Redemption in Connection with Certain Distributions from Retirement Plans

The Fund will waive the Class C CDSC when a total or partial redemption is made in connection with certain distributions from retirement plans.  The Class C CDSC will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more participating funds.  In such event, as described below, the Fund will "tack" the period for which the original shares were held onto the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, Class C CDSC is applicable in the event that such acquired shares are redeemed following the transfer or rollover.  The Class C CDSC also will be waived on any redemption which results from the return of an excess contribution or other contribution pursuant to Code Section 408(d)(4) or (5), the return of excess contributions or excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), the financial hardship of the employee pursuant to U.S. Treasury regulation Section 1.401(k)-1(d)(3) or the death or disability of the employee (see Code Sections 72(m)(7) and 72(t)(2)(A)(iii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

The Fund does not intend to waive the Class C CDSC for any distributions from IRAs or other retirement plans not specifically described above.

Redemption Pursuant to the Funds’ Systematic Withdrawal Plan

The amount of the shareholder's investment in a Fund at the time the election to participate in the systematic withdrawal plan is made with respect to the Fund is hereinafter referred to as the "initial account balance."  The amount to be systematically redeemed from Class C Shares of a Fund is a maximum of 12% of the net asset value of the account on the date of the withdrawal. No Class C CDSC will be imposed on the systematic withdrawal plan redemptions.

No Initial Commission or Transaction Fee

The Fund will waive the Class C CDSC in circumstances under which no commission or transaction fee is paid to authorized dealers at the time of purchase of shares.

Involuntary Redemptions Of Shares

The Fund reserves the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the Prospectus.  Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the value of the account up to the required minimum balance. The Fund will waive the Class C CDSC upon such involuntary redemption.

FEDERAL INCOME TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, qualifies and has elected to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements under the Code, including, among other things, the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  In order to avoid liability for the federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares.  Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income.  For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations subject to certain limitations), generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund designates the amount distributed as qualified dividend income and certain holding period and other requirements are satisfied.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to non-corporate shareholders at a maximum federal income tax rate of 15% without regard to how long a shareholder has held shares of the Fund.  Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after December 31, 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%.  Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income.  Dividends paid by the Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided the Fund designates the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied.  The designated amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, a portion of the distributions by the Fund will be eligible for treatment as qualified dividend income or the dividends received deduction.  However, the portion of the Fund’s gross income attributable to qualified dividend income and qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and, therefore, cannot be predicted with any certainty.  Qualified dividend income treatment and the dividends received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels.  In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared.  Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the federal alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year.  If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.  Short-term capital gain is taxable at ordinary federal income tax rates.  Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or security are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

The Fund’s transactions in options and other similar transactions may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss.  These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require the Fund to “mark-to-market” certain positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes.  The Fund will monitor these transactions and will make the appropriate entries in its books and records, and if the Fund deem it advisable, will make appropriate elections in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

The Fund’s transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes.  Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year.  The resulting gain or loss is generally treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss.  Gain or loss recognized on actual sales of Section 1256 contracts is generally treated in the same manner.  As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.

However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes.  Therefore, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire market discount bonds.  A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).  If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  With respect to the Fund so long as it (i) qualifies for treatment as a regulated investment company, (ii) is liable for foreign income taxes, and (iii) more than 50% of its total assets at the close of its taxable year consist of stock or securities of foreign corporations, it may elect to "pass through" to its shareholders the amount of such foreign taxes paid.  If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund's shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) its proportionate share of the foreign taxes paid that are attributable to such dividends, and (ii) either deduct its proportionate share of foreign taxes in computing its taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.  The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers, social security numbers, or with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number or social security number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty).

This discussion and the related discussion in the Prospectus have been prepared by management of the Fund, and counsel to the Trust has expressed no opinion in respect thereof.

FUND PERFORMANCE

From time to time the Fund may advertise its total returns for prior periods.  Any such advertisement would include at least average annual total return quotations for one year, five-year and ten-year periods (or life of the Fund, if shorter). Other total return quotations, aggregate or average, over other time periods may also be included.

The total return of the Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period.  Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the current maximum public offering price (which includes the maximum sales charge); that all income dividends or capital gain dividends during the period are reinvested in Fund shares at NAV; and that any applicable contingent deferred sales charge has been paid.  The Fund's total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and unrealized net capital gains or losses during the period.  Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance.  No adjustments are made to reflect any income taxes payable by shareholders on dividends or capital gain dividends paid by the Fund or to reflect that 12b-1 fees may have changed over time.

Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

Total return is calculated separately for Class A shares, Class C shares and Institutional Class shares of the Fund.  Total return figures for Class A shares include the maximum sales charge.  Total return figures for Class C shares include any applicable contingent deferred sales charge.  Because of the differences in sales charges and distribution fees, the total returns for each class of shares will differ.  The Fund from time to time also may include supplemental total return information that does not include sales charges or contingent deferred sales charges.

OTHER INFORMATION
Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures regarding disclosure of portfolio holdings information (the "Disclosure Policy"). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Fund. The Disclosure Policy applies to the Fund, Advisor, Sub-Advisor and other internal parties involved in the administration, operation or custody of the Fund, including, but not limited to UMBFS, MFAC, the Board of Trustees, counsel to the Trust and Independent Trustees, Paul, Hastings, Janofsky & Walker LLP., and the Fund’s independent accountants, Tait, Weller & Baker LLP (collectively, the “Service Providers”).  Pursuant to the Disclosure Policy, non-public information concerning a Fund’s portfolio holdings may be disclosed to its Service Providers only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by the Fund and the Advisor to the Fund’s shareholders. The Fund and its Service Providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor, Sub-Advisor or any affiliated person of the Advisor or Sub-Advisor) in connection with the disclosure of portfolio holdings information of the Fund. The Fund’s Policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Trust’s Board.

Portfolio holdings information will be deemed public when it has been posted to the Fund’s public website. The Fund makes available on their public website portfolio holdings information in the following manner:

▪
Fiscal Quarter: Complete portfolio holdings (or other disclosure of portfolio holdings as required by applicable legal or regulatory requirements) as of the end of each fiscal quarter disclosed with a minimum lag time of 30 calendar days.

▪	Monthly: Top ten largest portfolio holdings as of the end of each month disclosed with a minimum lag time of 30 calendar days.

Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Disclosure Policy.  Pursuant to the Disclosure Policy, the Fund or its Service Providers may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories on a daily basis, with no lag time unless otherwise specified below. These third parties include: (i) the Fund’s Service Providers and others who need access to such information in the performance of their contractual or other duties and responsibilities to the Fund (e.g., custodians, accountants, the Advisor, the Sub-Advisor, administrators, attorneys, officers and Trustees) and who are subject to duties of confidentiality imposed by law or contract, (ii) brokers who execute trades for the Fund, (iii) evaluation service providers (as described below) and (iv) shareholders requesting in-kind redemptions (as described below).

Evaluation Service Providers. These third parties include mutual fund evaluation services, such as Morningstar and Lipper, if the Fund has a legitimate business purpose for disclosing the information, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Fund or its authorized service providers and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which the Fund’s non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to the Fund or its Service Providers (such as legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement.

Shareholder In-Kind Distributions. The Fund’s shareholders may, in some circumstances, elect to redeem their shares of a Fund in exchange for their pro rata share of the securities held by the Fund. In such circumstances, pursuant to the Disclosure Policy, Fund shareholders may receive a complete listing of the portfolio holdings of a Fund up to seven (7) calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to maintain the confidentiality of the portfolio holdings information.

Other Entities. Pursuant to the Disclosure Policy, the Fund or the Advisor may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement and the disclosure arrangement must have been approved by the Chief Compliance Officer and the President of the Trust.  The Chief Compliance Officer will report to the Board of Trustees on a quarterly basis regarding any recipients of non-public portfolio holdings information approved pursuant to this paragraph. There are no other ongoing arrangements as of the date of this SAI.

Custody of Assets

The Custodian, UMB Bank, n.a., an affiliate of UMBFS, serves as custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian is compensated on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 928 Grand Boulevard, Kansas City, Missouri 64106.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

Shareholder Reports

Semiannual financial statements, and annual financial statements audited by the independent registered public accounting firm, are included in the Fund’s shareholder reports.

Proxy Voting Procedures

Copies of the proxy voting procedures of the Sub-Advisor are included in Appendix B.  Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available without charge, upon request, by calling (xxx) xxx-xxxx. This information will also be available by accessing the Funds’ Form N-PX on the SEC's website at http://www.sec.gov.

Independent Registered Public Accounting Firm

An independent registered public accounting firm for the Fund performs an annual audit of the Fund’s financial statements.  The Board of Trustees has engaged ______________, to be the Fund’s independent registered public accounting firm.

Legal Counsel

Counsel to the Trust and the Independent Trustees is Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Twenty-fifth Floor, Los Angeles, CA  90071.

Financial Statements

The Fund is a newly created fund and has not commence operations as of the date of this SAI, but will be the successor to the Liberty Street Horizon Fund, a series of the Forum Funds Trust (the “Predecessor Fund”), as described in the Prospectus dated ________, 2009.  The financial statements of the Predecessor Fund are incorporated by reference from Forum Funds Trust’s Annual Report to Shareholders for the fiscal year ended April 30, 2008 (file Nos. 333-17217 and 811-07953).

APPENDIX A
to the
STATEMENT OF ADDITIONAL INFORMATION

DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A         Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa     Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B         Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa     Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C         Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note   Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA   An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA      An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A     An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB   An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB      An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B         An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC   An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC      An obligation rated CC is currently highly vulnerable to nonpayment.

C         The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D         An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note    Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.  The “r” symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Preferred Stock

Moody’s

Aaa     An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa       An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A         An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa     An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba       An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B         An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa     An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca       An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C         This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note    Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA   This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA      A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A         An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB   An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BBB, CCC     Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC      The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D         A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.    This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note    Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s
Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

▪	Leading market positions in well-established industries.

▪	High rates of return on funds employed.

▪	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

▪	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

▪	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1     A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2     A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3     A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B         A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C         A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D         A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B
to the
STATEMENT OF ADDITIONAL INFORMATION

PROXY VOTING PROCEDURES
HORIZON ASSET MANAGEMENT, INC.

Horizon Asset Management, Inc. (“Horizon”) has entered into an agreement with Institutional Shareholder Services, Inc. (“ISS”), a Delaware corporation, in order to vote proxies for which Horizon is responsible. Pursuant to this agreement, an ISS account manager will exercise his or her authority and responsibility to execute proxy ballots on behalf of Horizon and the Fund. ISS will vote such proxies in accordance with ISS’s proprietary research and its proxy voting guidelines which have been adopted by Horizon. Notwithstanding the contractual delegation to ISS, Horizon will continue to monitor the proxy voting. If Horizon disagrees with a proxy voting recommendation made by ISS, Horizon maintains the right to override ISS’s recommendation and instruct ISS to vote (which could include voting “abstain” or withholding a vote completely) the proxy based on Horizon’s determination.

Horizon does not anticipate conflicts of interest with respect to proxy voting. In addition, Horizon anticipates that it will generally follow the recommendations of ISS, thus further reducing the likelihood of potential conflicts of interest. If Horizon elects to override a recommendation from ISS, Horizon will determine whether such override presents a potential conflict of interest. If Horizon determines that a conflict of interest is present, then Horizon will: (i) vote the proxy in accordance with the ISS recommendation; (ii) follow its internal procedures for resolving proxy conflicts of interest; or (iii) engage an independent third party to perform the proxy analysis and issue a recommendation on how to vote. In accordance with its procedures, Horizon will: (i) prepare a conflict of interest memo detailing the potential issues and/or conflicts of interest; (ii) assemble the entire research staff and management to review the memo and make a voting recommendation; (iii) make a decision on how to vote the proxy based on all available information and in the best interest of the advisory client; and (iv) maintain written documentation detailing the proxy voting decision with respect to each proxy for which Horizon determines there is a potential conflict of interest. In addition, Horizon may elect to disclose the potential conflict of interest to the Fund. Once the decision is made, ISS will vote the proxy via the ISS Votex System based on Horizon’s or the independent third party’s decision.

Horizon will report to the Board of Trustees of the Trust, on not less than an annual basis. Horizon will inform the Trustees regarding any conflicts of interest that arise from proxy votes and how such conflicts were resolved.

Summary of ISS’s Voting Policies

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

•	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

•	Committee chairpersons nominated by the independent directors

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Anti-takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to par value of common stock

Vote for management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Vote AGAINST retirement plans for nonemployee directors. Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value,

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	VPD is greater than ten percent.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet ISS’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance,

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals.

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	The costs and feasibility of labeling and/or phasing out

•	The nature of the company’s business and the proportion of it affected by the proposal

•	The proportion of company sales in markets requiring labeling or GMO-free products

•	The extent that peer companies label or have eliminated GMOs

•	Competitive benefits, such as expected increases in consumer demand for the company’s products

•	The risks of misleading consumers without federally mandated, standardized labeling

•	Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs. Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs—an issue better left to federal regulators—which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The extent that peer companies have eliminated GMOs

•	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

•	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

•	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are available environmental impact reports;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES

•	Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

China Principles

Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote case-by-case on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations,

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company antidiscrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

•	Whether the company’s EEO policy is already in compliance with federal, state and local laws

•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

•	The industry norm for including sexual orientation in EEO statements

•	Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

•	Board structure

•	Director independence and qualifications

•	Attendance at board and committee meetings.

Votes should be withheld from directors who:

•
Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Are interested directors and sit on the audit or nominating committee, or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity

•	Votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the issues

•	Past shareholder activism, board activity, and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of directors

•	Experience and skills of director candidates

•	Governance profile of the company

•	Evidence of management entrenchment

Investment Advisory Agreements

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance compared to peers

•	Resulting fees relative to peers

•	Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakeover purposes.

Policies under the Investment Company Act of 1940

Votes on policies adopted pursuant to the Investment Company Act of 1940 should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction

Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	The fund’s target investments

•	The reasons given by the fund for the change

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non-fundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Sub-classification

Votes on changes in a fund’s sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Strategies employed to salvage the company

•	The fund’s past performance

•	Terms of the liquidation.

Changes to the Charter Document

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•
Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile

Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	Increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the advisor’s management.

PART C: OTHER INFORMATION

Liberty Street Horizon Fund

ITEM 23.	EXHIBITS

(a)	(1) Agreement and Declaration of Trust of Registrant (1)
(2) Certificate of Trust (1)
(3) Amendment to Certificate of Trust (1)
(4) Amendment to Certificate of Trust (2)
(5) Amendment to Agreement and Declaration of Trust (4)
(6) Amendment to Agreement and Declaration of Trust (2)
(7) Certificate of Designation of the Liberty Street Horizon Fund (**)
(8) Amendment to Agreement and Declaration of Trust (5)
(b) Amended By-Laws of Registrant (5)
(c)  Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Bylaws.
(d) Investment Advisory Agreement (*)
(1)  Sub-Advisor Agreement (*)
(e) Distribution Agreement (*)
(f)  Bonus or Profit Sharing Contracts is not applicable.
(g) Custody Agreement (3)
(h) Other Material Contracts
(1)  Transfer Agency Agreement (5)
(2)  Fund Accounting Agreement (5)
(3)  Co-Administration Agreement (5)
(4)  Operating Expense Agreement (*)
(i)  Legal Opinion (*)
(j)  Consent of Independent Registered Public Accounting Firm (*)
(k) Not applicable
(l)  Initial Subscription Agreement is not applicable.
(m) Rule 12b-1 Plan (*)
(n) Rule 18f-3 Plan (*)
(o) Powers of Attorney (3)
(p) Code of Ethics
(1) Code of Ethics of the Trust (3)
(2) Codes of Ethics of the Advisor (*)
(3) Codes of Ethics of the Sub-Advisor (*)
(4) Code of Ethics of Distributor (*)
__________________________________________________________________
(*)	To be filed.
(**)	Filed herewith.

(1)	Previously filed in Registrant's Post-Effective Amendment No. 14 as filed with the Commission on March 31, 2006.
(2)	Previously filed in Registrant’s Post-Effective Amendment No. 29 filed with the Commission on December 5, 2007.
(3)	Previously filed in Registrant’s Post-Effective Amendment No. 31 filed with the Commission on February 1, 2008.
(4)	Previously filed in Registrant’s Post-Effective Amendment No. 33 filed with the Commission on March 14, 2008.
(5)	Previously filed in Registrant’s Post-Effective Amendment No. 56 filed with the Commission on April 1, 2009.

ITEM 24.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

See the Statement of Additional Information.

ITEM 25.                      INDEMNIFICATION

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust, which provides:

Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

ITEM 26.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Liberty Street Advisors, LLC

Liberty Street Advisors, LLC ("Liberty Street") is the adviser for the Liberty Street Horizon Fund. The principal address of Liberty Street is 55 Liberty Street, New York, New York 10005.  Liberty Street is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Liberty Street is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Liberty Street.

Horizon Asset Management, Inc

Horizon Asset Management, Inc. ("Horizon") is the sub-adviser for the Liberty Street Horizon Fund. The principal address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 . Horizon is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Horizon is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Horizon

ITEM 27.                      PRINCIPAL UNDERWRITER

(a)	Foreside Fund Services, LLC, the Fund’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds	Monarch Funds
American Beacon Mileage Funds	PMC Funds, Series of the
American Beacon Select Funds	Trust for Professional
Bridgeway Funds, Inc.	Managers
Central Park Group Multi-Event Fund	Sound Shore Fund, Inc.
Century Capital Management Trust	Wintergreen Fund, Inc.
Direxion Shares ETF Trust	The CNL Funds
Forum Funds	Nomura Partners Funds, Inc.
Henderson Global Funds	Revenue Shares ETF Trust
Hirtle Callahan Trust	NETS Trust
Ironwood Series Trust	SPA ETF Trust

(b)	The following are officers of Foreside Fund Services, LLC, the Fund’s Principal Underwriter. Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None

Nanette K. Chern	Chief Compliance Officer, Vice President	Anti-Money Laundering Compliance Officer

Richard J. Berthy	Vice President & Treasurer	None

Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President	None

Jennifer E. Hoopes	Secretary	None

(c)	Not Applicable.

ITEM 28.                       LOCATION OF ACCOUNTS AND RECORDS.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Transfer Agent, Fund Accountant and Co-Administrator	UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233
Registrant’s Co-Administrator	Mutual Fund Administration Corporation 2220 E. Route 66, Suite 226 Glendora, CA 91740
Registrant’s Custodian	UMB Bank, n.a. 1010 Grand Boulevard Kansas City, Missouri, 64141
Registrant’s Investment Adviser	Liberty Street Advisors, Inc. 125 Maiden Lane, 6th Floor New York, NY 10038
Fund’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

The documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the Fund’s Sub-Advisor:

Records Relating to:	Are located at:
Fund’s Sub-Advisor	Horizon Asset Management, Inc. 470 Park Avenue South, 4th Floor South New York, NY 10016

ITEM 29.                      MANAGEMENT SERVICES

Not applicable

ITEM 30.                      UNDERTAKINGS

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of April, 2009.

INVESMENT MANAGERS SERIES TRUST

By:	/s/ John P. Zader
John P. Zader, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 24th day of April, 2009, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

/s/ John P. Zader
John P. Zader	Trustee and President

†
Eric M. Banhazl	Trustee and Vice President

/s/ Rita Dam
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By           /s/Rita Dam
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 31 on February 1, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.

Certificate of Designation of the Liberty Street Horizon Fund	EX99.a.7